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                                  CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser (the "Registrant"). Registrant's 1933 Act No. is 333-106142 and Registrant's 1940 Act No. is 811-21371.

         2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 3 ("PEA No. 3") on April 29, 2004, pursuant to Rule 485(b) under the 1933 Act for the following funds:

                  US Value Fund
                  International Equity Fund

                  (collectively, the "Funds")

         3.       The text of PEA No. 3 has been filed electronically.


         DATED: May 3, 2004

                                              JANUS ADVISER
                                              on behalf of the Funds


                                              By: /s/ Kelley Abbott Howes
                                                  ------------------------------
                                                  Kelley Abbott Howes
                                                  Vice President and Secretary